Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 20,082,873	$ 23,238,481
Less: accumulated depreciation	(12,513,897)	(15,662,407)
impairment loss	(20,116)	(128,869)
Property, plant and equipment, net	7,548,860	7,447,205
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	7,250,185	7,150,692
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	3,250,137	3,324,535
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	7,715,386	10,934,844
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	357,012	330,058
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,510,152	$ 1,498,352